Earnings Per Share (Details) - Schedule of reconciliation of basic net income per share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of Basic Net Income Per Share [Abstract]
Net (loss)income	$ (3,106,855)	$ (990,557)	$ (6,057,776)	$ 288,124	$ (1,874,153)	$ 2,937,806
Weighted average basic and diluted share of common stock outstanding	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Net (loss) income per basic and diluted share of common stock	$ (0.06)	$ (0.02)	$ (0.12)	$ 0.01	$ (0.04)	$ 0.06